Long-term debt (Details 4) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended					9 Months Ended		9 Months Ended				1 Months Ended
	Sep. 30, 2012 USD ($) rate	Jun. 30, 2012 rate	Sep. 30, 2011 rate	Sep. 30, 2012 USD ($) rate	Sep. 30, 2011 rate	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Nonconvertible debentures USD ($)	Dec. 31, 2011 Nonconvertible debentures USD ($)	Sep. 30, 2012 2nd Series USD ($) debenture	Dec. 31, 2011 2nd Series USD ($)	Sep. 30, 2012 2nd Series CDI	Sep. 30, 2012 2nd Series IGP-DI	Sep. 30, 2012 Tranche B - Salobo USD ($) debenture	Dec. 31, 2011 Tranche B - Salobo USD ($)	Sep. 30, 2012 5.625% Notes due in 2042 USD ($)	Apr. 30, 2012 Notes due 2022 USD ($)	Jan. 31, 2012 Notes due 2022 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 EUR (€)
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)									400,000				5
Outstanding (in debentures)									400,000				5
Reference rate for variable interest rate				LIBOR							100% CDI	IGP-DI
Non-convertible debentures, margin rate (as a percent)											0.25%	6.50%
Balance	$ 2,409			$ 2,409		$ 2,531			$ 2,032	$ 2,167			$ 377	$ 364
Long-term portion							2,351	2,505
Accrued charges							58	26
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	1.50%	1.50%	4.50%	(1.50%)
IGP-M - General Price Index - Market (in rates)	3.7	2.6	1.0	6.9	4.1
Appreciation (devaluation) of Real against US dollar (in rates)	(1.8)	(8.6)	18.8	(8.4)	25.3
Notes issued	$ 1,500														$ 1,500	$ 1,250	$ 1,000	$ 919	€ 750
Sale price of bonds as percentage of face value	99.198%															101.345%	98.804%
Coupon rate of the bond issued (as a percent)	5.625%			5.625%											5.625%	4.375%	4.375%	3.75%	3.75%
Issue price (as a percent)															99.198%			99.608%	99.608%